Trade and Other Receivables (Details) - ILS (₪) ₪ in Millions		Dec. 31, 2018		Dec. 31, 2017
Trade receivables, net
Outstanding debts	[1]	₪ 709		₪ 765
Credit cards and checks receivable	[1]	396		428
Unbilled receivables	[1]	237		235
Current maturities of long-term receivables	[1]	420		472
Related parties	[1]	11		15
Total trade receivables		1,773	[1]	1,915
Other receivables and current tax assets
Prepaid expenses		34		66
Current tax assets		104		2
Other receivables (mainly from real estate sales)		131		202
Total other receivables		269		270
Long-term trade and other receivables
Trade receivables- open debts	[1],[2]	339		387
Long term receivables (from real estate sales)		131		106
Long-term trade and other receivables		470		493
Trade receivables, net		₪ 2,512		₪ 2,678

[1]	The amount of trade receivables is stated net of the provision for doubtful debts.
[2]	Discounted interest rates for long-term trade receivables are based the estimated credit risk of trade receivables. The discounted interest rates used by the Bezeq Group in 2018 are 3.4% - 4.6% (in 2017: 3.4% - 3.5%).